Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2015
Weighted-average number of shares

	As of March 31,
	2013	2014	2015
Weighted average number of equity shares used in computing basic earnings per equity share	2,360,974,835	2,390,295,703	2,423,777,245
Effect of potential equity shares for stock options outstanding	25,132,636	17,849,608	23,563,558

Weighted average number of equity shares used in computing diluted earnings per equity share	2,386,107,471	2,408,145,311	2,447,340,803

Reconciliation of Earnings Per Share

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2013		2014		2015		2015
Basic earnings per share	Rs.	26.18	Rs.	33.18	Rs.	40.94	US$	0.66
Effect of potential equity shares for stock options outstanding		0.27		0.24		0.39		0.01

Diluted earnings per share	Rs.	25.91	Rs.	32.94	Rs.	40.55	US$	0.65

Basic earnings per ADS	Rs.	78.54	Rs.	99.54	Rs.	122.82	US$	1.98
Effect of potential equity shares for stock options outstanding		0.81		0.72		1.17		0.03

Diluted earnings per ADS	Rs.	77.73	Rs.	98.82	Rs.	121.65	US$	1.95